Common Stock Options, Warrants And Changes In Capitalization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended											96 Months Ended			0 Months Ended
	Dec. 24, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2002 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Feb. 15, 2013 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 24, 2012 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 05, 2011 Common Stock [Member] Public Offering [Member]	Jul. 15, 2011 Common Stock [Member] Public Offering [Member]	Mar. 30, 2011 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 19, 2010 Common Stock [Member] Public Offering [Member]	Dec. 31, 2012 Common Stock [Member] 1999 Stock Option Plan [Member]	Dec. 31, 2012 Common Stock [Member] 2005 Stock Incentive Plan [Member]	Apr. 20, 2006 Common Stock [Member] 2005 Stock Incentive Plan [Member]	Apr. 19, 2006 Common Stock [Member] 2005 Stock Incentive Plan [Member]	Feb. 15, 2013 Utica Shale [Member] acre	Dec. 24, 2012 Utica Shale [Member] acre	Dec. 31, 2012 Utica Shale [Member] acre	Dec. 21, 2012 Utica Shale [Member] acre	Dec. 19, 2012 Utica Shale [Member] acre	Dec. 17, 2012 Utica Shale [Member] acre
Common Stock Options, Restricted Stock, Warrants And Changes In Capitalization [Line Items]
Number of shares available for grant (shares)																			883,000		3,000,000	1,904,606
Aggregate options granted (shares)																			627,337
Number of options granted (shares)																				997,269
Issuance of common stock in public offering, shares									8,912,500		11,750,000		4,600,000	3,450,000	2,760,000			1,481,481
Stock option, portion attributable to underwriters (shares)										900,000	750,000					187,022
Stock option, portion available to underwriters (shares)											1,650,000
Share price (usd per share)									$ 38.00		$ 38.00		$ 29.00	$ 28.75	$ 32.00			$ 13.50
Proceeds from issuance of common stock, net of offering costs, and exercise of stock options	$ 427,900	$ 357,640		$ 427,091	$ 307,154	$ 21,879			$ 325,800		$ 427,900	$ 460,700	$ 128,000	$ 94,700	$ 84,300		$ 21,600						$ 325,800	$ 460,700
Gas and oil areage, undeveloped, net																							22,000	37,000	106,000	37,000	7,000	30,000
Private placement offering units							10,000
Number of shares called by each warrant (shares)							250
Common stock, par value (usd per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Preferred stock dividend rate		12.00%	12.00%	12.00%	12.00%		12.00%
Preferred stock divinded rate (for stock)							15.00%
Warrants outstanding							2,322,962
Term of warrants							10 years
Exercise price of warrants issued (usd per share)								1.19
Warrants expired			8,875